Subsequent Events - Additional Information (Details) - USD ($)	May 31, 2024	May 05, 2024	Apr. 26, 2024	May 09, 2024
Private Placement [Member]
Subsequent Event [Line Items]
Warrant liability				$ 7,250,000
Subsequent Event [Member] | Biocept Asset Purchase [Member]
Subsequent Event [Line Items]
Payments to acquire assets			$ 400,000
Subsequent Event [Member] | May 2024 Private Placement [Member]
Subsequent Event [Line Items]
Issue and sale of share		3,591,532
Warrant exercise price (in dollars per share)		$ 0.001
Class of warrant exercise price initial subscription		1.772
class of warrant or right, exercise price additional subscription		1.908
Shares Issued, Price Per Share		$ 1.79
Warrant liability				$ 7,250,000
Subsequent Event [Member] | May 2024 Private Placement [Member] | Series A Warrant [Member]
Subsequent Event [Line Items]
Issue and sale of share		3,591,532
Subsequent Event [Member] | May 2024 Private Placement [Member] | Series B Warrant [Member]
Subsequent Event [Line Items]
Issue and sale of share		3,591,532
Subsequent Event [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Class of warrant or right purchase price		$ 2.022
Right offering price		2.04
Subsequent Event [Member] | Pre-funded Warrant [Member]
Subsequent Event [Line Items]
Class of warrant or right purchase price		$ 2.158
Subsequent Event [Member] | Pershing Credit Facility [Member]
Subsequent Event [Line Items]
Line of credit facility	$ 3,300,000
Line of credit facility, periodic payment	$ 3,300,000
Interest rate	5.50%
Basis variable rate	1.75%
Effective interest rate	0.50%
Debt instrument, interest rate	3.00%
Line of credit facility, interest rate	91.50%